Leases - Remaining operating lease term and discounted rates (Details)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term (years)	8 months 4 days	10 months 24 days	10 months 9 days	10 months 24 days
Weighted-average discount rate	8.00%	8.00%	8.00%	8.00%